Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In August 2022, the SEC adopted rules relating to Section 14(i) of the Securities Exchange Act of 1934, including Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which requires us to disclose information that compares our named executive officer (“NEO”) compensation actually paid to certain financial performance measures. The table below sets forth our pay versus performance disclosure, in accordance with SEC Item 402(v) of Regulation
S-K.

				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (a)	Compensation Actually Paid to PEO ($) (b)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (c)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)	WNC TSR ($) (e)	Dow Jones Transportation Index TSR ($) (f)	Net Income (loss) attributable to common stockholders ($ in thousands) (g)	Operating income (loss) ($ in thousands) (h)

2025	5,717,526	899,944	1,490,488	675,608	55.11	138.78	211,639	307,505

2024	5,940,718	(2,771,896)	1,482,126	6,716	126.02	124.80	(283,075)	(356,104)

2023	7,613,202	10,805,272	2,136,064	2,761,160	188.79	123.75	231,855	311,900

2022	6,376,651	11,520,453	1,800,933	2,836,840	164.25	122.97	112,258	166,642

2021	4,605,980	4,901,091	1,142,820	1,203,318	138.99	149.86	1,164	33,542

(a)	The principal executive officer (“PEO”) is Brent L. Yeagy for all years shown.

(b)	Compensation actually paid (CAP) for 2025 to our PEO reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth in the table below.

PEO	Brent L. Yeagy

SCT Total Compensation ($)	5,717,526

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(4,315,589)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,604,553

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,634,062)

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(1,472,484)

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—

Compensation Actually Paid ($)	899,944

(c)	The following are included in the average figures shown:
2025: Michael N. Pettit, M. Kristin Glazner, Patrick J. Keslin, Donald Winston
2024: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner, Patrick J. Keslin
2021, 2022 and 2023: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner

(d)	Compensation actually paid (CAP) to our non-PEO NEOs for 2025 reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below.

Non -PEO NEOs	See column (c) note above

SCT Total Compensation ($)	1,490,488

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(870,477)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	525,354

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(290,087)

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(179,671)

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—

Compensation Actually Paid ($)	675,608

(e)	Represents the total shareholder return (TSR) of Wabash for the measurement periods ending December 31 of each of 2021, 2022, 2023, 2024 and 2025.

(f)	Represents the TSR of the Dow Jones Transportation Index for the measurement periods ending on December 31 of each of 2021, 2022, 2023, 2024 and 2025.

(g)	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2021, 2022, 2023, 2024 and 2025.

(h)	Company-selected Measure is Operating Income.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
(c)	The following are included in the average figures shown:
2025: Michael N. Pettit, M. Kristin Glazner, Patrick J. Keslin, Donald Winston
2024: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner, Patrick J. Keslin
2021, 2022 and 2023: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner

Peer Group Issuers, Footnote	Represents the TSR of the Dow Jones Transportation Index for the measurement periods ending on December 31 of each of 2021, 2022, 2023, 2024 and 2025.
PEO Total Compensation Amount	$ 5,717,526	$ 5,940,718	$ 7,613,202	$ 6,376,651	$ 4,605,980
PEO Actually Paid Compensation Amount	$ 899,944	(2,771,896)	10,805,272	11,520,453	4,901,091
Adjustment To PEO Compensation, Footnote
(b)	Compensation actually paid (CAP) for 2025 to our PEO reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth in the table below.

PEO	Brent L. Yeagy

SCT Total Compensation ($)	5,717,526

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(4,315,589)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,604,553

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,634,062)

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(1,472,484)

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—

Compensation Actually Paid ($)	899,944

Non-PEO NEO Average Total Compensation Amount	$ 1,490,488	1,482,126	2,136,064	1,800,933	1,142,820
Non-PEO NEO Average Compensation Actually Paid Amount	$ 675,608	6,716	2,761,160	2,836,840	1,203,318
Adjustment to Non-PEO NEO Compensation Footnote
(d)	Compensation actually paid (CAP) to our non-PEO NEOs for 2025 reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below.

Non -PEO NEOs	See column (c) note above

SCT Total Compensation ($)	1,490,488

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(870,477)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	525,354

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(290,087)

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(179,671)

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—

Compensation Actually Paid ($)	675,608

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures to Link Compensation Actually Paid to Company Performance for 2025
The five performance measures listed below represent the most important metrics we used to link CAP to Company performance for 2025 as further described in our Compensation Discussion and Analysis.

Most Important Performance Measures

1. Operating Income

2. Relative Total Shareholder Return

3. Average Return on Invested Capital

4. Net Working Capital as a Percentage of Sales

5. Free Cash Flow Conversion

Total Shareholder Return Amount	$ 55.11	126.02	188.79	164.25	138.99
Peer Group Total Shareholder Return Amount	138.78	124.8	123.75	122.97	149.86
Net Income (Loss)	$ 211,639,000	$ (283,075,000)	$ 231,855,000	$ 112,258,000	$ 1,164,000
Company Selected Measure Amount	307,505,000	(356,104,000)	311,900,000	166,642,000	33,542,000
PEO Name	Brent L. Yeagy
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Average Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Net Working Capital as a Percentage of Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,604,553
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,634,062)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,472,484)
PEO | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,315,589)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,354
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,087)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,671)
Non-PEO NEO | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (870,477)